Accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts receivable net
Contract receivables | $	$ 1,386		$ 2,864
Less: allowance for doubtful accounts | $	0		0		$ (28)
Accounts receivable, net | $	$ 1,386		$ 2,864
ZHEJIANG TIANLAN
Accounts receivable net
Contract receivables | ¥		¥ 171,008		¥ 157,879
Less: allowance for doubtful accounts | ¥		(35,952)		(29,644)		¥ (40,019)
Accounts receivable, net | ¥		¥ 135,056		¥ 128,235